Accruals and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accruals And Other Current Liabilities
Schedule of accruals and other current liabilities

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Other accruals	298,430	356,312	275,336
GST payables	58,186	3,682	2,845
Other payables	864,431	-	-
Accruals and other current liabilities	1,221,047	359,994	278,181